Fees to auditors	12 Months Ended
Dec. 31, 2020
Fees to auditors
Fees to auditors

Note 22. Fees to auditors

The following table presents the fees to our independent registered public accounting firm, EY Godkendt Revisionspartnerselskab, recognized in general and administrative expenses in the Statement of Profit or Loss for the years ended December 31, 2020 and 2019.  This note was prepared in accordance with the requirements of the Danish Financial Statements Act:

	December 31,
	2020	2019
	(USD in thousands)
Audit fees	$308	$73
Audit related fees	119	—
Other fees	253	—
Total fees	$680	$73

Audit fees

Audit fees consist of fees billed for professional services rendered by EY for the audit of our annual consolidated financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit-Related fees

Audit-related fees consist of assurance and related services performed by EY that are reasonably related to the performance of the audit or review of our consolidated financial statements and are not reported under “Audit-Related fees.”

Other fees

Other fees consist of services provided by EY for other permitted services, including fees for work performed by EY in connection with the initial public offering.